Segment disclosure - Non-current assets by jurisdictions (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Segment disclosure
Total non-current assets	$ 1,960,681	$ 1,694,334
Australia
Segment disclosure
Total non-current assets	579,034	607,194
United States
Segment disclosure
Total non-current assets	552,435	297,232
Canada
Segment disclosure
Total non-current assets	251,928	236,536
South Africa
Segment disclosure
Total non-current assets	127,171	130,860
Peru
Segment disclosure
Total non-current assets	108,390	90,036
Cote d'Ivoire
Segment disclosure
Total non-current assets	90,552	101,468
Mexico
Segment disclosure
Total non-current assets	62,227	66,376
Chile
Segment disclosure
Total non-current assets	54,671	32,391
Colombia
Segment disclosure
Total non-current assets	40,488	43,145
Guatemala
Segment disclosure
Total non-current assets	24,900	24,900
Mongolia
Segment disclosure
Total non-current assets	17,350	17,350
Other
Segment disclosure
Total non-current assets	$ 51,535	$ 46,846